Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	December 31, 2025	December 31, 2024
Construction in progress	$8,386,394	$10,320,596
Machinery	172,767,448	116,977,275
Building	83,343,942	18,400,135
Leasehold improvement	6,060,439	—
Office equipment	4,121,355	2,781,912
Vehicle	401,024	550,134
Total property and equipment	275,080,602	149,030,052
Less: accumulated depreciation	(54,432,453)	(19,990,558)
Total property and equipment, net	$220,648,149	$129,039,494